Non-Cash Investing and Financing Activities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Non Cash Investing And Financing Activities [Line Items]
Stock Issued During Period Shares Repayment Note Payable	483,046
Stock Issued During Period Shares To Settle Litigation	22,500
Stock Issued During Period Shares Cashless Option Exercise	260
Cyalume Specialty Products [Member]
Non Cash Investing And Financing Activities [Line Items]
Stock Issued During Period, Shares, Acquisitions	712,771
Stock Issued During Period Shares Contingent Consideration Liability	2,450,000
Combat Training Solutions [Member]
Non Cash Investing And Financing Activities [Line Items]
Stock Issued During Period, Shares, Acquisitions	133,584
Stock Issued During Period Shares Contingent Consideration Liability	2,100,000
Three Stockholders [Member]
Non Cash Investing And Financing Activities [Line Items]
Stock Issued During Period Shares Repayment Note Payable	253,228